UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

ASM LITHOGRAPHY HOLDING N.V.

Ticker Symbol:ASML	Cusip Number:N07059111
Record Date: 6/18/2007	Meeting Date: 7/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Proposal to amend the articles of association of the company. Main change: Increase the nominal value per ordinary share at the expense of the company's share premium count.	For	Issuer	N/A	N/A
3	Proposal to amend the articles of association of the company. Main change: rediction of the issued capital by decreasing the nominal value per ordinary share.	For	Issuer	N/A	N/A
4	Proposal to amend the articles of association of the company. Main change: consolidation of the ordinary shares; also known as a reverse stock split.	For	Issuer	N/A	N/A
5	Composition of the supervisory board. Nomination by the supervisory board of Mr. R. Deusinger for appointment as member of the supervisory board, effective July 17th.	For	Issuer	N/A	N/A

BIO-REFERENCE LABORATORIES, INC

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/7/2007	Meeting Date: 7/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	In their discretion, on all other matters as shall properly come before the meeting	For	Issuer	For	With

BIOVAIL CORPORATION

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 4/28/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the following slate of director nominees: Bruce D Brydon, Douglas N. Deeth, Joseh J Krivulka, Vince M Mazza, William J Menear, Robert A Podruzny, Mark L Thompson, Liza A Harridyal Sodha, Dr. D Lorne Tyrrell and Laurence W Zeifman	For	Stockholder	Against	Against
2	To re-appoint Ernst and Young LLP, Chartered Accountants, as auditors to hold office until the close of the next annual meeting of sharholders and to authorize the Board of Directors of Biovail to fix the remuneration of the audiors	For	Stockholder	Against	Against

BJ'S RESTAURANTS, INC.

Ticker Symbol:BJR	Cusip Number:09180C106
Record Date: 4/17/2008	Meeting Date: 6/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1)Gerald W. Deitchle; 2) James A. Dal Pozzo; 3) J Roger King; 4) Paul A Motenko; 5) Shann M Brassfield; 6) Larry D Bouts; 7) Jeremiah J Hennessy; 8) John F Grundhoffer; 9) Peter A Bassi	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP, as independent auditors for the Fiscal Year 2008.	For	Issuer	For	With

HELEN OF TROY

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 6/25/2007	Meeting Date: 8/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of co. bye-laws to make the company eligible for direct registration program.	For	Issuer	For	With
3	Election of Auditors	For	Issuer	For	With

KHD HUMBOLT WEDAG

Ticker Symbol:KHD	Cusip Number:482462108
Record Date: 6/22/2007	Meeting Date: 7/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nomination of 2 directos	For	Issuer	For	With
2	Ratification of Auditors for previous year	For	Issuer	For	With
3	Reappointment of auditors for ensuing year	For	Issuer	For	With
4	Authorization to the directors to fix the remuneration to be paid to the auditors for the ensuing year	For	Issuer	For	With
5	Approval of arrangement resolution in attached form as attached as schedule M	For	Issuer	For	With
6	Approval of 2-1 stock split	For	Issuer	For	With

MONRO MUFFLER BRAKE

Ticker Symbol:MNRO	Cusip Number:610236101
Record Date: 7/5/2007	Meeting Date: 8/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Amendment to company's restated certificate of incorporation to increase the number of authorized shares from 20,000,000 to 45,000,000.	For	Issuer	For	With
3	Ratification of 2007 stock incentive plan.	For	Issuer	For	With
4	Proposal regarding reevaluating the selection of independent public auditors.	For	Issuer	For	With

O2MICRO INTERNATIONAL LIMITED

Ticker Symbol:OIIM	Cusip Number:67107W100
Record Date: 4/22/2008	Meeting Date: 6/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of directors: Re-election of two class I directors for a three-year term: Nominees: Sterling Du, Chuan Chiung, ""Perry"" Kuo	For	Issuer	For	With
2	Election of one new class I director for a three-year term: Nominee: Telk Seng Tan	For	Issuer	For	With
3	Renewal of ""sale mandate."" To renew the general mandate to allot, issue and deal with such number of unissued ordinary shares not exceeding the sum of: (I) 20% of the total nominal amount of the share capital; and (II) The total amount of the share capital of the company repurchased by us.	For	Issuer	For	With
4	Renewal of the ""repurchase mandate"". To renew the general mandate to exercise all the powers of the company to repurchase such number of ordinary shares not exceeding 10% of the total nominal amount of the share capital of the company.	For	Issuer	For	With
5	To approve and adopt the financial statements and the auditor's report for the fiscal year ended December 31, 2007.	For	Issuer	For	With
6	To approve and ratify the appointment of Deloitte and Touche as the company's independent auditors for the fiscal year ending December 31, 2008.	For	Issuer	For	With
7	To approve, adopt and ratify the increase in the number of shares issuable pursuant to the company's 1999 employee stock purchase plan from 50,000,000 shares to 70,000,000 shares.	For	Issuer	For	With

SCIENTIFIC GAMES CORPORATION

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/15/2008	Meeting Date: 6/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees: 1) A Lorne Weil; 2) Peter A Cohen; 3) Gerald J Ford 4) J Robert Kerrey 5) Ronald O. Perelman; 6) Michael J Regan 7) Barry F Schwartz 8) Eric M Turner 9) Joseph R. Wright, Jr.	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as independent auditor for the Fiscal Year ending December 31, 2008	For	Issuer	For	With
3	To approve an amendment and restatement of the scientific games corporation 2003 incentive compensation plan that would, among other things, increase the number of shares available for awards by 3,000,000 shares.	For	Issuer	For	With

SIGMA DESIGNS, INC.

Ticker Symbol:SIGM	Cusip Number:826565103
Record Date: 5/23/2007	Meeting Date: 7/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote on Board of Directors	For	Issuer	For	With
2	Ratification of the Appointment of Arminino McKenna LLP as Independent Registered Public Accounting Firm of Sigma for the Fiscal Year Ending February 2, 2008	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Sam Morrow

* Sam Morrow

Chief Financial Officer

Date: August 29, 2008

*Print the name and title of each signing officer under his or her signature.